Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 23,820	$ 25,408
Loans remodified	2,100	2,100	$ 3,100
Primary Modification Type [Abstract]
Principal	470	634	1,301
Interest rate reduction	817	930	2,051
Other concessions	4,985	5,076	7,165
Total	6,272	6,640	10,517
Financial effects of modifications [Abstract]
Charge-offs	$ 198	$ 228	$ 338
Weighted average interest rate reduction	3.77%	3.41%	3.21%
Recorded investment related to interest rate reduction	$ 1,162	$ 1,405	$ 2,996
Financing Receivable Modifications Principal Forgiven	100	149	393
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	35	11	52
Interest rate reduction	181	243	496
Other concessions	2,782	2,113	2,853
Total	2,998	2,367	3,401
Financial effects of modifications [Abstract]
Charge-offs	$ 63	$ 36	$ 29
Weighted average interest rate reduction	1.36%	1.32%	2.72%
Recorded investment related to interest rate reduction	$ 181	$ 243	$ 497
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	10	4	19
Interest rate reduction	33	51	177
Other concessions	1,806	914	1,081
Total	1,849	969	1,277
Financial effects of modifications [Abstract]
Charge-offs	$ 62	$ 36	$ 17
Weighted average interest rate reduction	1.11%	1.53%	4.71%
Recorded investment related to interest rate reduction	$ 33	$ 51	$ 177
Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Principal	14	7	33
Interest rate reduction	133	182	307
Other concessions	904	929	1,391
Total	1,051	1,118	1,731
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 0	$ 8
Weighted average interest rate reduction	1.47%	1.21%	1.66%
Recorded investment related to interest rate reduction	$ 133	$ 182	$ 308
Construction Loans [Member]
Primary Modification Type [Abstract]
Principal	11	0	0
Interest rate reduction	15	10	12
Other concessions	72	270	381
Total	98	280	393
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 4
Weighted average interest rate reduction	0.95%	2.12%	1.07%
Recorded investment related to interest rate reduction	$ 15	$ 10	$ 12
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	435	623	1,249
Interest rate reduction	636	687	1,555
Other concessions	2,203	2,963	4,312
Total	3,274	4,273	7,116
Financial effects of modifications [Abstract]
Charge-offs	$ 135	$ 192	$ 309
Weighted average interest rate reduction	4.21%	3.84%	3.31%
Recorded investment related to interest rate reduction	$ 981	$ 1,162	$ 2,499
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	400	571	1,143
Interest rate reduction	339	401	1,170
Other concessions	1,892	2,690	3,681
Total	2,631	3,662	5,994
Financial effects of modifications [Abstract]
Charge-offs	$ 53	$ 92	$ 233
Weighted average interest rate reduction	2.50%	2.50%	2.64%
Recorded investment related to interest rate reduction	$ 656	$ 833	$ 2,019
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	34	50	103
Interest rate reduction	99	114	181
Other concessions	172	246	472
Total	305	410	756
Financial effects of modifications [Abstract]
Charge-offs	$ 43	$ 64	$ 42
Weighted average interest rate reduction	3.09%	3.27%	3.33%
Recorded investment related to interest rate reduction	$ 127	$ 157	$ 276
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	166	155	182
Other concessions	0	0	0
Total	166	155	182
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	11.44%	11.40%	10.38%
Recorded investment related to interest rate reduction	$ 166	$ 155	$ 182
Automobile Loan [Member]
Primary Modification Type [Abstract]
Principal	1	2	3
Interest rate reduction	5	5	12
Other concessions	87	85	97
Total	93	92	112
Financial effects of modifications [Abstract]
Charge-offs	$ 38	$ 36	$ 34
Weighted average interest rate reduction	8.28%	8.56%	7.66%
Recorded investment related to interest rate reduction	$ 5	$ 5	$ 12
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	27	12	10
Other concessions	8	16	12
Total	35	28	22
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 0	$ 0
Weighted average interest rate reduction	5.94%	5.26%	4.87%
Recorded investment related to interest rate reduction	$ 27	$ 12	$ 10
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	0	0	0
Other concessions	44	(74)	50
Total	44	(74)	50
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Recorded investment related to interest rate reduction	$ 0	$ 0	$ 0
Home Affordable Modification Program [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	130	149
Proprietary Program [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	240	269
Second Lien Modification Program [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	32	34
Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	402	452
Trial modifications [Member] | Financing Receivable Accruing [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	136	167
Trial modifications [Member] | Financing Receivable Nonaccruing [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 266	$ 285